UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 81-4173

John Hancock Investors Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Investors Trust

QUARTERLY PORTFOLIO HOLDINGS

7.31.2011

Ticker | JHI

John Hancock Investors Trust
As of 7-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Corporate Bonds 86.59% (59.45% of Total Investments)				$151,477,462

(Cost $142,970,293)

Consumer Discretionary 18.72%				32,746,750

Auto Components 1.08%
Allison Transmission, Inc. (S)(Z)	11.000	11/01/15	$1,000,000	1,066,250
Allison Transmission, Inc. (S)	7.125	05/15/19	550,000	539,000
Exide Technologies (S)	8.625	02/01/18	270,000	275,400

Automobiles 0.13%
Chrysler Group LLC/CG Company-Issuer, Inc. (S)	8.250	06/15/21	240,000	235,200

Hotels, Restaurants & Leisure 6.33%
CCM Merger, Inc. (S)(Z)	8.000	08/01/13	2,145,000	2,134,274
Downstream Development Authority of the Quapaw Tribe of
Oklahoma (S)	10.500	07/01/19	2,000,000	1,985,000
Greektown Superholdings, Inc.	13.000	07/01/15	2,179,000	2,437,756
Jacobs Entertainment, Inc. (Z)	9.750	06/15/14	1,000,000	1,015,000
Landry's Restaurants, Inc.	11.625	12/01/15	360,000	393,300
Little Traverse Bay Bands of Odawa Indians (S)	9.000	08/31/20	328,000	289,460
Mashantucket Western Pequot Tribe (H)(S)	5.912	09/01/21	275,000	127,188
Mashantucket Western Pequot Tribe, Series A (H)(S)	8.500	11/15/15	2,000,000	110,000
Mohegan Tribal Gaming Authority (Z)	7.125	08/15/14	1,000,000	677,500
MTR Gaming Group, Inc.	12.625	07/15/14	1,055,000	1,105,113
Waterford Gaming LLC (S)(Z)	8.625	09/15/14	904,742	409,167
Yonkers Racing Corp. (S)(Z)	11.375	07/15/16	351,000	380,835

Household Durables 0.08%
Standard Pacific Corp.	8.375	05/15/18	140,000	141,050

Household Products 0.21%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (S)	8.750	05/15/18	390,000	374,400

Leisure Equipment & Products 0.29%
Easton-Bell Sports, Inc.	9.750	12/01/16	465,000	513,244

Media 7.74%
AMC Entertainment, Inc. (Z)	8.750	06/01/19	350,000	371,875
CCH II LLC/CCH II Capital Corp.	13.500	11/30/16	841,501	992,971
Cinemark USA, Inc. (Z)	8.625	06/15/19	245,000	267,663
Cinemark USA, Inc. (S)	7.375	06/15/21	365,000	365,000
Clear Channel Communications, Inc.	10.750	08/01/16	1,385,000	1,225,725
Clear Channel Communications, Inc., PIK	11.000	08/01/16	1,806,617	1,562,724
Clear Channel Worldwide Holdings, Inc.	9.250	12/15/17	100,000	108,750
Clear Channel Worldwide Holdings, Inc., Series B	9.250	12/15/17	395,000	431,538
CSC Holdings LLC	8.500	06/15/15	755,000	815,400
DIRECTV Holdings LLC/DIRECTV Financing Company, Inc.	5.875	10/01/19	355,000	404,969
News America, Inc. (Z)	7.750	01/20/24	980,000	1,182,151
Quebecor Media, Inc. (Z)	7.750	03/15/16	95,000	98,325
Regal Cinemas Corp. (Z)	8.625	07/15/19	130,000	139,750
Sirius XM Radio, Inc. (S)(Z)	8.750	04/01/15	2,000,000	2,230,000
SuperMedia, Inc., Escrow Certificates (I)	8.000	11/15/16	2,000,000	0
Time Warner Cable, Inc. (Z)	8.250	04/01/19	375,000	480,728
Videotron Ltee (Z)	6.375	12/15/15	300,000	308,250
WMG Acquisition Corp. (S)	11.500	10/01/18	617,000	618,543
XM Satellite Radio, Inc. (S)(Z)	13.000	08/01/13	1,650,000	1,934,625

Multiline Retail 1.34%
Macy's Retail Holdings, Inc.	7.875	08/15/36	215,000	232,982

1

John Hancock Investors Trust
As of 7-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Consumer Discretionary (continued)

Michaels Stores, Inc. (Z)	11.375	11/01/16	$1,975,000	$2,110,781

Specialty Retail 1.18%
Automotores Gildemeister SA (S)	8.250	05/24/21	720,000	758,160
Hillman Group, Inc.	10.875	06/01/18	290,000	315,375
Sonic Automotive, Inc.	9.000	03/15/18	145,000	152,975
Staples, Inc. (Z)	9.750	01/15/14	500,000	594,978
Toys R Us Property Company LLC	8.500	12/01/17	225,000	240,750

Textiles, Apparel & Luxury Goods 0.34%
Phillips-Van Heusen Corp. (Z)	7.375	05/15/20	550,000	592,625

Consumer Staples 3.87%				6,768,491

Food Products 2.37%
BFF International, Ltd. (S)(Z)	7.250	01/28/20	1,000,000	1,112,500
Bunge Ltd. Finance Corp. (Z)	5.350	04/15/14	1,015,000	1,101,952
Corp. Pesquera Inca SAC (S)(Z)	9.000	02/10/17	350,000	366,188
JBS Finance II, Ltd. (S)	8.250	01/29/18	775,000	796,313
Marfrig Holding Europe BV (S)	8.375	05/09/18	600,000	582,000
TreeHouse Foods, Inc. (Z)	7.750	03/01/18	175,000	187,031

Household Products 0.58%
Yankee Candle Company, Inc. (Z)	8.500	02/15/15	655,000	677,924
Yankee Candle Company, Inc., Series B (Z)	9.750	02/15/17	315,000	334,688

Personal Products 0.46%
Hypermarcas SA (S)	6.500	04/20/21	600,000	604,800
Revlon Consumer Products Corp.	9.750	11/15/15	185,000	201,188

Tobacco 0.46%
Lorillard Tobacco Company (Z)	6.875	05/01/20	720,000	803,907

Energy 14.18%				24,802,126

Energy Equipment & Services 3.17%
Forbes Energy Services, Ltd. (S)	9.000	06/15/19	295,000	295,000
Gazprom OAO Via RBS AG (S)(Z)	9.625	03/01/13	1,000,000	1,112,500
Inkia Energy, Ltd. (S)	8.375	04/04/21	1,400,000	1,435,140
Offshore Group Investments, Ltd.	11.500	08/01/15	2,180,000	2,414,350
Trinidad Drilling, Ltd. (S)	7.875	01/15/19	265,000	278,250

Oil, Gas & Consumable Fuels 11.01%
Alpha Natural Resources, Inc. (Z)	6.250	06/01/21	740,000	765,900
Alpha Natural Resources, Inc.	6.000	06/01/19	95,000	97,969
Arch Coal, Inc. (S)	7.250	06/15/21	470,000	493,500
Arch Coal, Inc. (S)	7.000	06/15/19	260,000	272,350
Devon Energy Corp. (Z)	5.625	01/15/14	1,035,000	1,155,324
Drummond Company, Inc. (Z)	7.375	02/15/16	1,760,000	1,812,800
EV Energy Partners LP/EV Energy Finance Corp. (S)	8.000	04/15/19	405,000	418,163
Linn Energy LLC/Linn Energy Finance Corp.	8.625	04/15/20	390,000	431,925
McMoRan Exploration Company (Z)	11.875	11/15/14	1,100,000	1,185,250
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC	8.875	03/15/18	565,000	602,431
OGX Petroleo e Gas Participacoes SA (S)	8.500	06/01/18	1,090,000	1,148,860
Overseas Shipholding Group, Inc. (Z)	8.125	03/30/18	500,000	467,500
Pan American Energy LLC (S)	7.875	05/07/21	350,000	376,250
Pertamina Persero PT (S)	6.500	05/27/41	260,000	273,000
Pertamina Persero PT (S)	5.250	05/23/21	375,000	387,656
Petro-Canada (Z)	9.250	10/15/21	1,000,000	1,380,228

2

John Hancock Investors Trust
As of 7-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Energy (continued)

Petroleos Mexicanos	6.000	03/05/20	$360,000	$400,680
Petroleos Mexicanos	4.875	03/15/15	1,000,000	1,085,000
Plains All American Pipeline LP/PAA Finance Corp. (Z)	6.500	05/01/18	1,000,000	1,160,656
RDS Ultra-Deepwater, Ltd. (S)(Z)	11.875	03/15/17	1,250,000	1,381,250
Regency Energy Partners LP/Regency Energy Finance Corp.
(Z)	9.375	06/01/16	1,140,000	1,275,375
Thermon Industries, Inc. (Z)	9.500	05/01/17	1,560,000	1,692,600
Valero Energy Corp. (Z)	6.125	02/01/20	205,000	234,082
Valero Energy Corp. (Z)	4.500	02/01/15	205,000	222,793
W&T Offshore, Inc. (S)(Z)	8.500	06/15/19	525,000	545,344

Financials 12.19%				21,328,564

Capital Markets 1.40%
Knight Capital Group, Inc.	3.500	03/15/15	250,000	234,688
Morgan Stanley (Z)	6.000	04/28/15	1,000,000	1,100,025
The Goldman Sachs Group, Inc. (Z)	6.250	09/01/17	1,000,000	1,114,590

Commercial Banks 2.43%
Banco de Galicia y Buenos Aires (S)	8.750	05/04/18	410,000	414,100
BanColombia SA (S)	5.950	06/03/21	560,000	579,600
Barclays Bank PLC (Z)	5.140	10/14/20	1,595,000	1,524,137
GTB Finance B.V. (S)	7.500	05/19/16	285,000	297,113
State Bank of India/London (S)	4.500	07/27/15	500,000	520,894
The Chuo Mitsui Trust & Banking Company, Ltd. (5.506% to
4-15-15, then 3 month LIBOR + 2.490%) (Q)(S)(Z)	5.506	04/15/15	905,000	914,050

Consumer Finance 0.94%
American Express Credit Corp. (Z)	5.125	08/25/14	1,000,000	1,097,958
SLM Corp. (Z)	8.450	06/15/18	485,000	542,402

Diversified Financial Services 2.65%
Alfa Bank OJSC Via Alfa Bond Issuance PLC (S)	7.750	04/28/21	300,000	303,750
Astoria Depositor Corp., Series B (S)	8.144	05/01/21	750,000	712,500
Beaver Valley II Funding (Z)	9.000	06/01/17	468,000	509,465
Bosphorus Financial Services, Ltd. (P)(S)(Z)	2.061	02/15/12	93,750	93,408
Corp Andina de Fomento (Z)	3.750	01/15/16	690,000	706,479
Crown Castle Towers LLC (S)(Z)	4.883	08/15/20	750,000	774,235
Gruposura Finance (S)	5.700	05/18/21	440,000	441,100
GTP Acquisition Partners I LLC (S)	7.628	06/15/16	370,000	379,250
Nationstar Mortgage/Nationstar Capital Corp. (S)(Z)	10.875	04/01/15	375,000	391,875
Offshore Group Investments, Ltd. (S)	11.500	08/01/15	295,000	326,713

Insurance 1.56%
CNA Financial Corp. (Z)	7.350	11/15/19	655,000	765,645
Liberty Mutual Group, Inc. (S)(Z)	7.300	06/15/14	750,000	820,158
Lincoln National Corp. (7.000% to 5-17-16, then 3 month
LIBOR + 2.358%) (Z)	7.000	05/17/66	370,000	373,700
Symetra Financial Corp. (8.300% to 10-15-17, then 3 month
LIBOR + 4.177%) (S)(Z)	8.300	10/15/37	520,000	533,000
Willis North America, Inc. (Z)	7.000	09/29/19	215,000	243,530

Real Estate Investment Trusts 1.31%
Dexus Property Group (S)(Z)	7.125	10/15/14	1,000,000	1,130,133

3

John Hancock Investors Trust
As of 7-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Financials (continued)

DuPont Fabros Technology LP	8.500	12/15/17	$350,000	$383,250
Health Care REIT, Inc. (Z)	6.200	06/01/16	345,000	390,941
Plum Creek Timberlands LP (Z)	5.875	11/15/15	345,000	389,296

Real Estate Management & Development 1.90%
Realogy Corp.	12.000	04/15/17	1,843,221	1,834,005
Realogy Corp.	11.500	04/15/17	1,095,000	1,105,950
Yanlord Land Group, Ltd. (S)	10.625	03/29/18	375,000	380,624

Health Care 1.27%				2,214,031

Health Care Providers & Services 0.81%
BioScrip, Inc.	10.250	10/01/15	510,000	532,950
Community Health Systems, Inc.	8.875	07/15/15	50,000	51,688
ExamWorks Group, Inc. (S)	9.000	07/15/19	680,000	690,200
HCA, Inc.	7.500	02/15/22	130,000	131,950

Pharmaceuticals 0.46%
Catalent Pharma Solutions, Inc., PIK (Z)	9.500	04/15/15	436,268	444,993
Endo Pharmaceuticals Holdings, Inc. (S)	7.250	01/15/22	345,000	362,250

Industrials 11.18%				19,564,441

Aerospace & Defense 1.60%
Colt Defense LLC/Colt Finance Corp.	8.750	11/15/17	175,000	153,125
Ducommun, Inc. (S)	9.750	07/15/18	160,000	164,400
Embraer Overseas, Ltd. (Z)	6.375	01/15/20	885,000	969,074
Hawker Beechcraft Acquisition Company LLC (Z)	8.500	04/01/15	466,000	349,500
Kratos Defense & Security Solutions, Inc.	10.000	06/01/17	400,000	427,000
L-3 Communications Corp. (Z)	6.375	10/15/15	200,000	205,250
TransDigm, Inc. (S)	7.750	12/15/18	495,000	527,175

Airlines 5.35%
America West Airlines 2001-1 Pass Through Trust	7.100	04/02/21	454,000	449,460
American Airlines 2011-1 Class B Pass Through Trust (S)	7.000	01/31/18	405,000	382,725
Continental Airlines 1999-1 Class A Pass Through Trust (Z)	6.545	02/02/19	222,633	234,054
Continental Airlines 2000-2 Class B Pass Through Trust (Z)	8.307	04/02/18	153,601	153,800
Delta Air Lines 2007-1 Class A Pass Through Trust (Z)	6.821	08/10/22	729,954	756,452
Delta Air Lines, Inc. (S)(Z)	12.250	03/15/15	410,000	456,638
Delta Air Lines, Inc. (S)(Z)	9.500	09/15/14	1,343,000	1,428,616
Global Aviation Holdings, Inc.	14.000	08/15/13	1,385,000	1,385,000
TAM Capital 3, Inc. (S)	8.375	06/03/21	505,000	534,543
TAM Capital, Inc. (Z)	7.375	04/25/17	860,000	894,400
United Air Lines 2009-1 Pass Through Trust (Z)	10.400	11/01/16	322,738	363,467
United Air Lines 2009-2A Pass Through Trust (Z)	9.750	01/15/17	635,880	721,723
United Air Lines, Inc. (Z)	12.750	07/15/12	672,725	723,178
United Air Lines, Inc. (S)(Z)	12.000	11/01/13	820,000	871,250

Building Products 0.29%
Euramax International, Inc. (S)	9.500	04/01/16	120,000	111,600
Nortek, Inc. (S)	8.500	04/15/21	235,000	219,138
Voto-Votorantim Overseas Trading Operations NV (S)(Z)	6.625	09/25/19	160,000	171,200

Commercial Services & Supplies 1.53%
ACCO Brands Corp.	10.625	03/15/15	615,000	686,494
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.	9.625	03/15/18	345,000	373,894
Garda World Security Corp. (S)(Z)	9.750	03/15/17	765,000	807,074
Iron Mountain, Inc. (Z)	8.375	08/15/21	760,000	813,200

4

John Hancock Investors Trust
As of 7-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Industrials (continued)

Electrical Equipment 0.17%
Coleman Cable, Inc.	9.000	02/15/18	$295,000	$306,063

Industrial Conglomerates 0.45%
Hutchison Whampoa International, Ltd. (S)(Z)	4.625	09/11/15	385,000	414,852
Mega Advance Investments, Ltd. (S)	5.000	05/12/21	375,000	379,952

Machinery 0.45%
Lonking Holdings, Ltd. (S)	8.500	06/03/16	505,000	506,894
Thermadyne Holdings Corp. (S)	9.000	12/15/17	260,000	276,250

Marine 0.11%
Navios South American Logistics, Inc./Navios Logistics
Finance (S)	9.250	04/15/19	200,000	200,500

Professional Services 0.06%
CDRT Merger Sub, Inc. (S)	8.125	06/01/19	100,000	100,000

Road & Rail 1.17%
B-Corp Merger Sub, Inc. (S)	8.250	06/01/19	240,000	242,400
RailAmerica, Inc. (Z)	9.250	07/01/17	448,000	492,800
Western Express, Inc. (S)(Z)	12.500	04/15/15	1,395,000	1,311,300

Information Technology 1.72%				3,000,925

Computers & Peripherals 0.33%
Seagate HDD Cayman (S)	7.000	11/01/21	565,000	570,650

Electronic Equipment, Instruments & Components 0.57%
Freescale Semiconductor, Inc. (S)(Z)	9.250	04/15/18	290,000	316,100
STATS ChipPAC, Ltd. (S)	7.500	08/12/15	630,000	685,125

IT Services 0.43%
Brightstar Corp. (S)	9.500	12/01/16	700,000	749,000

Software 0.39%
Vangent, Inc. (Z)	9.625	02/15/15	670,000	680,050

Materials 11.24%				19,662,099

Chemicals 2.22%
American Pacific Corp. (Z)	9.000	02/01/15	565,000	557,231
Braskem Finance, Ltd. (S)	5.750	04/15/21	200,000	204,000
Fufeng Group, Ltd. (S)	7.625	04/13/16	985,000	928,363
Sterling Chemicals, Inc. (Z)	10.250	04/01/15	1,000,000	1,060,000
The Dow Chemical Company (Z)	5.900	02/15/15	1,000,000	1,140,107

Construction Materials 0.27%
China Shanshui Cement Group, Ltd. (S)	8.500	05/25/16	350,000	356,124
Vulcan Materials Company	7.500	06/15/21	120,000	120,414

Containers & Packaging 1.46%
AEP Industries, Inc. (S)	8.250	04/15/19	355,000	357,663
Ball Corp. (Z)	6.750	09/15/20	235,000	251,450
Berry Plastics Corp. (Z)	8.250	11/15/15	770,000	816,200
Cascades, Inc.	7.875	01/15/20	240,000	247,200
Graphic Packaging International, Inc. (Z)	9.500	06/15/17	185,000	204,888
Graphic Packaging International, Inc.	7.875	10/01/18	236,000	256,060
Packaging Dynamics Corp. (S)	8.750	02/01/16	240,000	247,200
Pretium Packaging LLC/Pretium Finance, Inc. (S)	11.500	04/01/16	160,000	163,200

5

John Hancock Investors Trust
As of 7-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Materials (continued)

Metals & Mining 3.93%
APERAM (S)	7.750	04/01/18	$300,000	$301,500
CSN Islands XI Corp. (S)(Z)	6.875	09/21/19	250,000	275,000
Essar Steel Algoma, Inc. (S)(Z)	9.375	03/15/15	500,000	502,500
Freeport-McMoRan Copper & Gold, Inc. (Z)	8.375	04/01/17	220,000	240,350
Gerdau Holdings, Inc. (S)(Z)	7.000	01/20/20	360,000	402,300
Metinvest BV (S)	8.750	02/14/18	555,000	575,147
Rain CII Carbon LLC/CII Carbon Corp. (S)	8.000	12/01/18	945,000	982,800
Rio Tinto Finance USA, Ltd. (Z)	7.125	07/15/28	710,000	896,336
Ryerson, Inc. (Z)	12.000	11/01/15	1,000,000	1,062,500
SunCoke Energy, Inc. (S)	7.625	08/01/19	105,000	107,625
Teck Resources, Ltd. (Z)	10.750	05/15/19	240,000	305,400
Vedanta Resources PLC (S)(Z)	8.250	06/07/21	795,000	821,871
Winsway Coking Coal Holding, Ltd. (S)	8.500	04/08/16	425,000	399,500

Paper & Forest Products 3.36%
AbitibiBowater, Inc. (S)	10.250	10/15/18	719,000	785,507
Boise Paper Holdings LLC/Boise Co-Issuer Company	8.000	04/01/20	515,000	542,038
Grupo Papelero Scribe SA (S)(Z)	8.875	04/07/20	1,800,000	1,694,700
NewPage Corp. (Z)	11.375	12/31/14	1,085,000	976,500
PE Paper Escrow GmbH (S)(Z)	12.000	08/01/14	95,000	107,825
Sino-Forest Corp. (S)	6.250	10/21/17	2,500,000	1,550,000
Verso Paper Holdings LLC/Verso Paper, Inc. (S)	8.750	02/01/19	240,000	222,600

Telecommunication Services 8.66%				15,153,470

Communications Equipment 0.14%
Sable International Finance, Ltd. (S)(Z)	7.750	02/15/17	250,000	250,000

Diversified Telecommunication Services 4.09%
Axtel SAB de CV (S)(Z)	9.000	09/22/19	260,000	253,500
Axtel SAB de CV (S)(Z)	7.625	02/01/17	810,000	779,625
BellSouth Telecommunications, Inc. (Z)	6.300	12/15/15	546,543	588,092
Cincinnati Bell, Inc. (Z)	8.750	03/15/18	540,000	517,050
Frontier Communications Corp.	8.750	04/15/22	435,000	477,413
Frontier Communications Corp. (Z)	7.125	03/15/19	530,000	550,538
GXS Worldwide, Inc.	9.750	06/15/15	430,000	434,300
Intelsat Luxembourg SA (Z)	11.250	02/04/17	1,470,000	1,572,900
Intelsat Luxembourg SA, PIK (S)	11.500	02/04/17	390,000	419,250
Satmex Escrow SA de CV (S)	9.500	05/15/17	404,000	414,100
Telecom Italia Capital SA (Z)	6.175	06/18/14	1,105,000	1,151,601

Wireless Telecommunication Services 4.43%
Bakrie Telecom Pte, Ltd. (S)	11.500	05/07/15	750,000	766,875
CC Holdings GS V LLC/Crown Castle GS III Corp. (S)(Z)	7.750	05/01/17	410,000	448,438
Nextel Communications, Inc. (Z)	7.375	08/01/15	1,340,000	1,340,000
NII Capital Corp.	10.000	08/15/16	320,000	368,800
SBA Tower Trust (S)(Z)	5.101	04/15/17	580,000	601,750
Sprint Capital Corp. (Z)	8.750	03/15/32	1,065,000	1,152,863
Sprint Capital Corp. (Z)	8.375	03/15/12	1,970,000	2,043,875
Sprint Capital Corp. (Z)	6.900	05/01/19	1,000,000	1,022,500

Utilities 3.56%				6,236,565

Electric Utilities 2.39%
BVPS II Funding Corp. (Z)	8.890	06/01/17	517,000	593,278
CE Generation LLC (Z)	7.416	12/15/18	493,000	515,381

6

John Hancock Investors Trust
As of 7-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Utilities (continued)

Centrais Eletricas do Para SA (S)	10.500	06/03/16	$415,000	$440,380
Exelon Corp. (Z)	4.900	06/15/15	1,015,000	1,107,355
FPL Energy National Wind LLC (S)(Z)	5.608	03/10/24	244,741	257,448
PNPP II Funding Corp. (Z)	9.120	05/30/16	265,000	294,219
Texas Competitive Electric Holdings Company LLC/TECH
Finance, Inc (S)	11.500	10/01/20	155,000	143,375
United Maritime Group LLC	11.750	06/15/15	475,000	496,375
W3A Funding Corp. (Z)	8.090	01/02/17	343,380	343,263

Independent Power Producers & Energy Traders 0.48%
NRG Energy, Inc.	7.375	01/15/17	795,000	833,756

Multi-Utilities 0.69%
DTE Energy Company (Z)	7.625	05/15/14	1,040,000	1,211,735

Convertible Bonds 2.16% (1.48% of Total Investments)				$3,774,793

(Cost $3,453,071)

Consumer Discretionary 0.48%				845,080

Media 0.48%
XM Satellite Radio, Inc. (S)	7.000	12/01/14	592,000	845,080

Financials 0.21%				365,838

Real Estate Investment Trusts 0.21%
Corporate Office Properties LP (S)(Z)	4.250	04/15/30	370,000	365,838

Health Care 0.56%				970,000

Health Care Equipment & Supplies 0.56%
NuVasive, Inc. (Z)	2.750	07/01/17	1,000,000	970,000

Industrials 0.28%				495,000

Airlines 0.28%
United Continental Holdings, Inc. (Z)	4.500	06/30/21	550,000	495,000

Materials 0.63%				1,098,875

Containers & Packaging 0.27%
Owens-Brockway Glass Container, Inc. (S)(Z)	3.000	06/01/15	500,000	479,375

Paper & Forest Products 0.36%
Sino-Forest Corp. (S)	4.250	12/15/16	1,050,000	619,500

Capital Preferred Securities 1.03% (0.71% of Total Investments)				$1,804,338

(Cost $1,957,604)

Financials 1.03%				1,804,338

Commercial Banks 0.37%
HSBC Finance Capital Trust IX (5.911% to 11-30-15, then 3
month LIBOR + 1.926%) (Z)	5.911	11/30/35	700,000	647,500

Diversified Financial Services 0.66%
NB Capital Trust IV (Z)	8.250	04/15/27	1,130,000	1,156,838

7

John Hancock Investors Trust
As of 7-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

U.S. Government & Agency Obligations 36.27%
(24.91% of Total Investments)				$63,453,209

(Cost $62,625,206)

U.S. Government 17.52%				30,656,742

U.S. Treasury Bonds
Bond	4.750	02/15/41	$390,000	431,194
U.S. Treasury Notes
Note (Z)	3.125	05/15/21	1,120,000	1,151,146
Note (Z)	2.500	03/31/15	4,450,000	4,728,124
Note (Z)	2.500	04/30/15	2,430,000	2,582,065
Note (Z)	2.125	02/29/16	2,530,000	2,638,116
Note (Z)	2.000	04/30/16	7,000,000	7,245,000
Note (Z)	1.250	08/31/15	4,805,000	4,862,059
Note (Z)	1.250	09/30/15	6,500,000	6,567,028
U.S. Treasury Strips, PO	2.907*	11/15/30	1,025,000	452,010

U.S. Government Agency 18.75%				32,796,467

Federal Home Loan Mortgage Corp.
30 Yr Pass Thru Ctf	6.500	06/01/37	47,934	53,339
30 Yr Pass Thru Ctf	6.500	10/01/37	96,980	107,917
30 Yr Pass Thru Ctf	6.500	11/01/37	201,518	224,244
30 Yr Pass Thru Ctf	6.500	12/01/37	92,277	102,684
30 Yr Pass Thru Ctf	6.500	03/01/38	384,474	428,793
30 Yr Pass Thru Ctf (Z)	5.000	03/01/41	3,369,196	3,602,220
Federal National Mortgage Association
30 Yr Pass Thru Ctf (Z)	6.500	07/01/36	830,254	925,247
30 Yr Pass Thru Ctf	6.500	10/01/37	550,991	613,516
30 Yr Pass Thru Ctf	6.500	01/01/39	3,286,730	3,659,698
30 Yr Pass Thru Ctf (Z)	5.500	06/01/38	9,043,099	9,825,497
30 Yr Pass Thru Ctf (Z)	5.500	08/01/40	402,908	436,382
30 Yr Pass Thru Ctf	5.000	02/01/41	552,122	590,697
30 Yr Pass Thru Ctf	5.000	04/01/41	999,601	1,078,185
30 Yr Pass Thru Ctf (Z)	4.500	10/01/40	4,057,177	4,248,870
30 Yr Pass Thru Ctf (Z)	4.000	08/01/40	6,778,604	6,899,178

Foreign Government Obligations 3.13% (2.15% of Total Investments)				$5,477,403

(Cost $5,110,673)

Argentina 1.38%				2,418,570

City of Buenos Aires (S)(Z)	12.500	04/06/15	1,700,000	1,925,250
Provincia de Neuquen Argentina (S)	7.875	04/26/21	480,000	493,320

Canada 0.44%				766,637

Province of Ontario	3.150	12/15/17	735,000	766,637

Georgia 0.12%				206,000

Republic of Georgia (S)	6.875	04/12/21	200,000	206,000

Mexico 0.48%				847,035

Government of Mexico(Z)
Bond	5.875	02/17/14	450,000	499,275
Bond	5.125	01/15/20	315,000	347,760

Peru 0.13%				222,250

Republic of Peru	7.350	07/21/25	175,000	222,250

8

John Hancock Investors Trust
As of 7-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

South Korea 0.12%				$217,936

Korea Development Bank (Z)	4.375	08/10/15	$205,000	217,936

United Kingdom 0.46%				798,975

City of Kyiv Via Kyiv Finance PLC (S)	9.375	07/11/16	785,000	798,975

Term Loans (M) 1.26% (0.86% of Total Investments)				$2,199,507

(Cost $2,196,311)

Consumer Staples 0.14%				244,913

Revlon Consumer Products Corp.	4.750	11/19/17	245,000	244,913

Health Care 0.20%				348,250

National Mentor Holdings, Inc.	-(T)	02/09/17	350,000	348,250

Industrials 0.40%				696,719

Delta Air Lines, Inc.	5.500	04/20/17	700,000	696,719

Telecommunication Services 0.52%				909,625

PRIMEDIA, Inc	7.500	01/12/18	950,000	909,625

Collateralized Mortgage Obligations 6.89% (4.73% of Total Investments)				$12,044,004

(Cost $10,616,460)

Commercial & Residential 5.82%				10,184,675

American Home Mortgage Assets
Series 2006-6, Class XP IO	2.321	12/25/46	8,268,437	514,789
American Tower Trust
Series 2007-1A, Class C (S)	5.615	04/15/37	195,000	208,985
Bear Stearns Alt-A Trust
Series 2005-3, Class B2 (P)	2.541	04/25/35	394,138	14,701
Countrywide Alternative Loan Trust
Series 2006-OA12, Class X IO	2.656	09/20/46	47,444,811	3,179,633
First Horizon Alternative Mortgage Securities
Series 2004-AA5, Class B1 (P)	2.353	12/25/34	254,306	32,053
GSR Mortgage Loan Trust
Series 2006-4F, Class 6A1	6.500	05/25/36	2,728,366	2,096,629
Series 2004-9, Class B1 (P)	3.107	08/25/34	768,860	295,793
Harborview Mortgage Loan Trust
Series 2005-8, Class 1X IO (P)	2.375	09/19/35	5,056,698	255,517
Series 2007-3, Class ES IO	0.350	05/19/47	8,451,089	55,777
Series 2007-4, Class ES IO (P)	0.350	07/19/47	10,611,459	58,151
Series 2007-6, Class ES IO (S)	0.342	08/19/37	7,123,975	45,878
IndyMac Index Mortgage Loan Trust
Series 2004-AR13, Class B1	5.296	01/25/35	303,826	28,337
Series 2005-AR18, Class 1X IO	2.147	10/25/36	10,132,517	508,348
Series 2005-AR18, Class 2X IO	1.836	10/25/36	9,383,823	465,813
Series 2005-AR5, Class B1 (P)	2.627	05/25/35	306,973	4,592
Morgan Stanley Capital I
Series 2008-HQ8, Class AM (P)	5.466	03/12/44	995,000	1,023,053
Provident Funding Mortgage Loan Trust
Series 2005-1, Class B1 (P)	2.670	05/25/35	358,741	59,910
WaMu Mortgage Pass Through Certificates
Series 2005-AR1, Class X IO	1.624	01/25/45	13,671,118	644,640
Series 2005-AR4, Class B1 (P)	2.580	04/25/35	1,396,875	309,468
Series 2005-AR8, Class X IO	1.755	07/25/45	7,694,104	382,608

9

John Hancock Investors Trust
As of 7-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

U.S. Government Agency 1.07%				1,859,329

Federal National Mortgage Association
Series 398, Class C3 IO	4.500	05/25/39	$1,466,467	$300,418
Series 402, Class 3 IO	4.000	11/25/39	1,116,637	259,361
Series 402, Class 4 IO	4.000	10/25/39	1,944,086	397,177
Series 407, Class 15 IO	5.000	01/25/40	1,557,004	350,993
Series 407, Class 21 IO	5.000	01/25/39	1,444,133	253,554
Series 407, Class 7 IO	5.000	03/25/41	1,073,676	232,049
Series 407, Class 8 IO	5.000	03/25/41	261,954	65,777

Asset Backed Securities 1.54% (1.06% of Total Investments)				$2,694,541

(Cost $2,633,234)

Asset Backed Securities 1.54%				2,694,541

Aircraft Certificate Owner Trust
Series 2003-1A, Class E (S)	7.001	09/20/22	170,000	157,250
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A-5	8.100	08/15/25	36,226	35,887
Countrywide Asset-Backed Certificates
Series 2006-3, Class 2A2 (P)	0.367	06/25/36	911,338	755,153
Dominos Pizza Master Issuer LLC
Series 2007-1, Class M1 (S)	7.629	04/25/37	1,000,000	1,020,000
Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05/20/41	716,400	726,251

			Shares	Value

Common Stocks 1.79% (1.23% of Total Investments)				$3,136,999

(Cost $5,061,780)

Consumer Discretionary 0.79%				1,376,846

Hotels, Restaurants & Leisure 0.05%
Greektown Superholdings, Inc. (I)			977	78,160

Media 0.74%
Charter Communications, Inc., Class A (I)			11,505	621,270
Dex One Corp. (I)(Z)			20,979	42,378
SuperMedia, Inc. (I)(Z)			1,578	5,760
Vertis Holdings, Inc. (I)			34,015	629,278

Materials 1.00%				1,760,153

Containers & Packaging 1.00%
Rock-Tenn Company, Class A (Z)			28,639	1,760,153

			Shares	Value

Preferred Securities 3.10% (2.12% of Total Investments)				$5,412,229

(Cost $5,526,753)

Consumer Discretionary 1.34%				2,332,652

Automobiles 0.14%
General Motors Company, Series B, 4.750%			5,290	244,451

10

John Hancock Investors Trust
As of 7-31-11 (Unaudited)

Consumer Discretionary (continued)

Hotels, Restaurants & Leisure 0.88%
Greektown Superholdings, Inc., Series A (I)	19,074	1,525,920

Media 0.32%
Nielsen Holdings NV, 6.250%	950,000	562,281

Energy 0.26%		454,677

Oil, Gas & Consumable Fuels 0.26%
Apache Corp., Series D, 6.000%	6,980	454,677

Financials 1.18%		2,064,000

Commercial Banks 0.61%
Zions Bancorporation, Series E, 11.000%	40,000	1,069,600

Real Estate Investment Trusts 0.57%
Public Storage, Inc., Depositary Shares, Series W, 6.500% (Z)	40,000	994,400

Utilities 0.32%		560,900

Electric Utilities 0.32%
PPL Corp., 9.500%	10,000	560,900

	Par value	Value

Short-Term Investments 1.89% (1.30% of Total Investments)		$3,304,000

(Cost $3,304,000)

Repurchase Agreement 1.89%		3,304,000

Repurchase Agreement with State Street Corp. dated 7-29-11 at
0.010% to be repurchased at $3,304,003 on 8-1-11, collateralized by $3,375,000 Federal Home Loan Mortgage Corp., 0.010% due
12-29-11 (valued at $3,375,000, including interest)	$3,304,000	3,304,000

Total investments (Cost $245,455,385)† 145.65%		$254,778,485

Other assets and liabilities, net (45.65%)		($79,848,866)

Total net assets 100.00%		$174,929,619

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

IO Interest Only Security - Interest Tranche of Stripped Mortgage Pool

PO Principal Only Security - Principal Tranche of Stripped Mortgage Pool

LIBOR London Interbank Offered Rate

PIK Payment-in-kind

(H) Non-income producing - Issuer is in default.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end unless the investment is unsettled.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $70,855,769 or 40.51% of the Fund's net assets as of 7-31-11.

11

John Hancock Investors Trust
As of 7-31-11 (Unaudited)

(T) All or a portion of this position represents unsettled loan commitment. The coupon rate will be determined at time of settlement.

(Z) All or a portion of this security is pledged as collateral pursuant to the Committed Facility Agreement. Total collateral value at 7-31-11 was $169,898,593.

* Yield represents the annualized yield at the date of purchase.

† At 7-31-11, the aggregate cost of investment securities for federal income tax purposes was $246,031,051. Net unrealized appreciation aggregated $8,747,434, of which $19,399,608 related to appreciated investment securities and $10,652,174 related to depreciated investment securities.

The Fund had the following country concentration as a percentage of investments on 07-31-11.

United States	78%
Cayman Islands	3%
Mexico	2%
Canada	2%
Brazil	2%
Hong Kong	2%
Argentina	1%
United Kingdom	1%
Luxembourg	1%
Australia	1%
Peru	1%
Netherlands	1%
Singapore	1%
Other Countries	3%
Short-Term Investments	1%

12

John Hancock Investors Trust
As of 7-31-11 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of July 31, 2011, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	07-31-11	Price	Inputs	Inputs

Corporate Bonds	$151,477,462	—	$150,399,585	$1,077,877
Convertible Bonds	3,774,793	—	3,774,793	—
Capital Preferred Securities	1,804,338	—	1,804,338	—
U.S. Government & Agency
Obligations	63,453,209	—	63,453,209	—
Foreign Government
Obligations	5,477,403	—	5,477,403	—
Term Loans	2,199,507	—	2,199,507	—
Collateralized Mortgage
Obligations	12,044,004	—	11,922,450	121,554
Asset Backed Securities	2,694,541	—	2,537,291	157,250
Common Stocks	3,136,999	$2,429,561	78,160	629,278
Preferred Securities	5,412,229	3,324,028	2,088,201	—
Short-Term Investments	3,304,000	—	3,304,000	—
Total Investments in Securities	$254,778,485	$5,753,589	$247,038,937	$1,985,959
Other Financial Instruments:
Futures	($169,855)	($169,855)	—	—

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the period ended July 31, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

13

John Hancock Investors Trust
As of 7-31-11 (Unaudited)

		Collateral
	Asset Backed	Mortgage	Common	Corporate	Preferred
	Securities	Obligations	Stock	Bonds	Securities	Total

Balance as of 10-31-10	-	$994,286	$108,035	$637,920	$2,109,179	$3,849,420
Realized gain (loss)	-	(308,307)	-	(1,740,960)	-	(2,049,267)

Change in unrealized appreciation
(depreciation)	($5,313)	309,573	228,156	1,580,446	-	2,112,862

Purchases	162,563	64,736	401,122	665,200	-	1,293,621

Sales	-	(9,233)	-	(64,729)	-	(73,962)

Transfers into Level 3	-	-	-	-	-	-

Transfers out of Level 3	-	(929,501)	(108,035)	-	(2,109,179)	(3,146,715)

Balance as of 7-31-11	$157,250	$121,554	$629,278	$1,077,877	-	$1,985,959

Change in unrealized at period end*	($5,313)	$1,266	$228,156	($161,984)	-	$62,125

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Term loans (Floating rate loans). The Fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. A Fund may have limited rights to enforce the terms of an underlying loan.

14

John Hancock Investors Trust
As of 7-31-11 (Unaudited)

Stripped securities. Stripped mortgage backed securities are financial instruments structured to separate principal and interest cash flows so that one class receives the entire principal from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully receive its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

During the period ended July 31, 2011, the Fund used futures contracts to manage the duration of the portfolio. The following table summarizes the contracts held at July 31, 2011. During the period ended July 31, 2011, the Fund held futures contracts with absolute notional values ranging from 7.1 million to 12.4 million, as measured at each quarter end.

					UNREALIZED
	NUMBER OF		EXPIRATION	NOTIONAL	APPRECIATION
OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE (USD)	(DEPRECIATION)

U.S. Treasury 30-Year Bond
Futures	10	Long	Sept 2011	$1,281,250	$41,378
U.S. Treasury Ultra Long Bond
Futures	11	Long	Sept 2011	1,451,313	36,990
U.S. Treasury 5-Year Note
Futures	27	Short	Sept 2011	(3,279,023)	(81,709)
U.S. Treasury 10-Year Note
Futures	51	Short	Sept 2011	(6,410,063)	(166,514)
Total					($169,855)

Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the Fund at July 31, 2011 by risk category:

RISK	FINANCIAL	ASSET DERIVATIVES FAIR	LIABILITY DERIVATIVES
	INSTRUMENTS	VALUE	FAIR VALUE
	LOCATION
Interest rate contracts	Futures	$78,368	($248,223)

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

15

More information

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Investors Trust.

P50Q3 7/11
9/11

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investors Trust

By: /s/ Keith F. Hartstein
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Keith F. Hartstein
President and Chief Executive Officer

Date: September 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
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Keith F. Hartstein
President and Chief Executive Officer

Date: September 20, 2011

By: /s/ Charles A. Rizzo
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Charles A. Rizzo
Chief Financial Officer

Date: September 20, 2011